Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 785	$ 591	$ 970
Additions	7,386	3,385	4,551
Amounts utilized	(7,093)	(3,191)	(4,930)
Balance at end of year	$ 1,078	$ 785	$ 591